Condensed Financial Information of the Parent Company - Schedule of Balance Sheets (Details) - Parent Company [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets
Cash and cash equivalents	¥ 2,216	$ 317	¥ 1,081
Prepaid expenses and other current assets	630	90	1,086
Total current assets	2,846	407	2,167
Non-current assets
Investments in subsidiaries and consolidated VIEs	636,348	90,997	1,219,246
TOTAL ASSETS	639,194	91,404	1,221,413
Current liabilities
Accrued expenses and other current liabilities	2,005	287	2,078
Amounts due to subsidiaries	21,780	3,114	20,241
Total current liabilities	23,785	3,401	22,319
Total liabilities	23,785	3,401	22,319
Shareholders’ equity
Treasury stocks	(19,952)	(2,853)	(19,952)
Shares to be issued	20,817	2,977	20,817
Statutory reserves	34,091	4,875	50,705
Retained earnings	92,024	13,159	662,499
Accumulated other comprehensive income	12,867	1,840	16,967
Total shareholder’s equity	615,409	88,003	1,199,094
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	639,194	91,404	1,221,413
Class A Ordinary Shares
Shareholders’ equity
Class ordinary shares	451,666	64,588	444,162
Class B Ordinary Shares
Shareholders’ equity
Class ordinary shares	¥ 23,896	$ 3,417	¥ 23,896